Secured Note Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Secured Note Liabilities [Abstract]
Schedule of Inputs and Assumptions	The following inputs and assumptions were used in the determination of fair value:
Inputs and assumptions	December 31, 2023	December 31, 2022
Forecast silver production in thousands of ounces	166,144	166,144
Five year quoted future silver price	US$28.62	US$29.38
Risk-free rate	4.0%	3.4%
Credit spread	4.0%	5.3%
Share price volatility	60%	60%
Silver royalty discount factor	9.2%	8.6%
The following inputs and assumptions were used in the determination of fair value:
Inputs and assumptions	December 31, 2023	June 29, 2023
Forecast NSR:
Gold in thousands of ounces	10,500	10,500
Silver in thousands of ounces	29,876	29,876
Copper in millions of pounds	19,322	19,322
Molybdenum in millions of pounds	152	152
Five year quoted future metal price
Gold per ounce	US$2,553.60	US$2,346.82
Silver per ounce	US$28.62	US$27.48
Copper per pound	US$4.08	US$3.65
Molybdenum per pound	US$24.89	US$29.26
Risk-free rate	4.0%	3.9%
Credit spread	4.0%	5.4%
Share price volatility	60%	60%
NSR royalty discount factor	9.2%	9.1%

Schedule of Carrying Amount for the Secured Note	The carrying amount for the 2022 Secured Note is as follows:
($000s)	December 31, 2023	December 31, 2022
Fair value beginning of the period (or on issuance)	263,541	282,263
Change in fair value (gain) loss through profit and loss	3,096	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	34,830	(2,912)
Foreign currency translation (gain) loss	(7,104)	21,157
Total change in fair value	30,822	(18,722)

Fair value end of the period	294,363	263,541

The carrying amount for the 2023 Secured Note is as follows:
($000s)	December 31, 2023
Fair value at inception	198,825
Change in fair value (gain) loss through profit and loss	33,182
Change in fair value (gain) loss through other comprehensive income (loss)	49,563
Foreign currency translation (gain) loss	(2,045)
Total change in fair value	80,700

Fair value end of the period	279,525

Schedule of Fair Value of the Secured Note	For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$16.7
	● Future silver prices were 10% lower	$(16.9)
● Discount rates	● Discount rates were 1% higher	$(25.6)
	● Discount rates were 1% lower	$30.0
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$16.7
	● Silver production indicated silver ounces were 10% lower	$(16.9)
For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$20.7
	● Future metal prices were 10% lower	$(20.9)
● Discount rates	● Discount rates were 1% higher	$(34.4)
	● Discount rates were 1% lower	$42.1
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$19.7
	● Metal production indicated volumes were 10% lower	$(20.1)